Deferred Income Tax and Income Tax Expense - Summary of deferred tax assets and liabilities that are not recognized (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	₩ 3,876,693	₩ 2,583,033
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	1,073,736	568,540
Investment in subsidiaries, associates, and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,384,295	2,355,539
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	857,076	568,540
Unused tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	103,326	106,853
Unused Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,988	1,376
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	387,084	119,265
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	₩ 216,660	₩ 0